RELATED PARTY TRANSACTIONS - Schedule of Related Party Balances (Details) - Affiliated Entity - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party balance	$ 146	$ (146)
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Related party balance	(22)	0
Frontline Ltd
Related Party Transaction [Line Items]
Related party balance	486	135
Frontline Management (Bermuda) Limited
Related Party Transaction [Line Items]
Related party balance	(43)	(29)
Frontline Corporate Services Ltd
Related Party Transaction [Line Items]
Related party balance	(8)	(13)
Frontline Management AS
Related Party Transaction [Line Items]
Related party balance	(66)	(33)
Flex LNG Fleet Management AS
Related Party Transaction [Line Items]
Related party balance	(237)	(234)
SFL Corporation Ltd
Related Party Transaction [Line Items]
Related party balance	0	(2)
Northern Ocean Limited
Related Party Transaction [Line Items]
Related party balance	36	31
Golden Ocean Management AS
Related Party Transaction [Line Items]
Related party balance	$ 0	$ (1)